Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
1
Shares Security Description Value
Common Stock - 98.0%
Canada - 6.8%
47,008 Canadian Tire Corp., Ltd., Class A $ 4,688,480
436,400 Lundin Mining Corp. 4,465,324
91,346 Magna International, Inc. 4,976,133
125,937 Methanex Corp. 5,612,799
129,600 Open Text Corp. 5,028,811
78,618 Toronto-Dominion Bank 4,744,765
29,516,312
Chile - 0.7%
115,000 Antofagasta PLC 2,959,552
China - 0.4%
908,000 Weichai Power Co., Ltd. 1,730,872
Colombia - 0.2%
13,700 Tecnoglass, Inc. 712,811
France - 6.7%
153,100 Cie Generale des Etablissements
Michelin SCA 5,866,907
46,807 IPSOS SA 3,300,026
56,776 Publicis Groupe SA 6,189,594
35,300 Teleperformance SE 3,430,553
77,200 TotalEnergies SE 5,286,239
39,553 Vinci SA 5,067,697
29,141,016
Germany - 5.9%
135,400 Daimler Truck Holding AG 6,859,742
189,548 Deutsche Telekom AG 4,601,111
167,400 flatexDEGIRO AG
(a)
1,877,332
19,700 Hannover Rueck SE 5,391,973
13,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 6,636,308
25,366,466
Ireland - 2.8%
1,036,300 Greencore Group PLC
(a)
1,560,403
33,900 Jazz Pharmaceuticals PLC
(a)
4,082,238
141,352 Smurfit Kappa Group PLC 6,446,073
12,088,714
Italy - 1.5%
300,400 Eni SpA 4,747,219
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,716,762
6,463,981
Japan - 7.7%
355,100 Daicel Corp. 3,493,998
45,500 Daito Trust Construction Co., Ltd. 5,175,783
119,000 ITOCHU Corp. 5,081,358
166,400 KDDI Corp. 4,911,317
Shares Security Description Value
Japan - 7.7% (continued)
283,700 Marubeni Corp. $ 4,892,317
57,100 Sony Group Corp. 4,877,150
172,200 Takeda Pharmaceutical Co., Ltd. 4,781,058
33,212,981
Netherlands - 1.2%
177,200 Koninklijke Ahold Delhaize NV 5,299,293
Norway - 3.4%
244,996 DNB Bank ASA 4,854,109
329,537 SpareBank 1 SR-Bank ASA 4,128,129
158,654 Sparebanken Vest 1,701,039
135,700 Yara International ASA 4,286,053
14,969,330
Puerto Rico - 1.4%
69,600 Popular, Inc. 6,131,064
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
340
Singapore - 1.1%
225,050 United Overseas Bank, Ltd. 4,885,181
South Korea - 7.4%
26,700 F&F Co., Ltd./New 1,422,017
61,100 Kia Corp. 5,083,157
70,500 LG Electronics, Inc. 5,069,192
237,515 LG Uplus Corp. 1,773,092
95,274 Samsung Electronics Co., Ltd. 5,718,209
166,800 Shinhan Financial Group Co., Ltd. 5,848,067
54,700 SK Hynix, Inc. 7,240,513
32,154,247
Sweden - 2.1%
119,300 Duni AB, Class A 1,232,677
100,203 Loomis AB 2,797,147
240,300 SKF AB, Class B 4,905,227
8,935,051
Switzerland - 2.4%
20,544 Chubb, Ltd. 5,323,567
49,400 Novartis AG 4,785,805
10,840 Sandoz Group AG
(a)
327,057
10,436,429
United Kingdom - 6.2%
155,921 Bellway PLC 5,242,636
283,625 Inchcape PLC 2,591,755
14,513 Linde PLC 6,738,676
235,510 Mondi PLC 4,148,108
45,528 Next PLC 5,304,999
146,000 Nomad Foods, Ltd. 2,855,760
26,881,934

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
United States - 40.1%
30,451 AbbVie, Inc. $ 5,545,127
94,500 Allison Transmission Holdings, Inc. 7,669,620
35,000 Arrow Electronics, Inc.
(a)
4,531,100
14,200 Cambridge Bancorp 967,872
36,100 Capital One Financial Corp. 5,374,929
48,176 Crocs, Inc.
(a)
6,927,709
47,400 Cullen/Frost Bankers, Inc. 5,335,818
55,600 CVS Health Corp. 4,434,656
62,335 Dime Community Bancshares, Inc. 1,200,572
11,100 Elevance Health, Inc. 5,755,794
22,767 General Dynamics Corp. 6,431,450
63,000 Gilead Sciences, Inc. 4,614,750
45,100 Ingredion, Inc. 5,269,935
108,963 International Bancshares Corp. 6,117,183
28,400 JPMorgan Chase & Co. 5,688,520
105,000 LKQ Corp. 5,608,050
25,800 M&T Bank Corp. 3,752,352
33,282 Marathon Petroleum Corp. 6,706,323
17,000 Microsoft Corp. 7,152,240
44,900 MKS Instruments, Inc. 5,971,700
84,576 NextEra Energy, Inc. 5,405,252
61,800 Northern Trust Corp. 5,495,256
227,722 NOV, Inc. 4,445,133
46,600 Premier Financial Corp. 945,980
351,529 Sally Beauty Holdings, Inc.
(a)
4,365,990
38,100 Science Applications International
Corp. 4,967,859
245,800 SLM Corp. 5,355,982
121,300 The Carlyle Group, Inc. 5,690,183
143,700 The Interpublic Group of Cos., Inc. 4,688,931
81,200 Tyson Foods, Inc., Class A 4,768,876
19,300 United Therapeutics Corp.
(a)
4,433,596
10,868 UnitedHealth Group, Inc. 5,376,400
120,438 Webster Financial Corp. 6,114,637
166,700 Williams Cos., Inc. 6,496,299
173,606,074
Total Common Stock (Cost $309,437,898) 424,491,648
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 19,337
Shares Security Description Value
Money Market Fund - 1.7%
7,075,626 Northern Institutional
Treasury Portfolio
Premier Shares, 5.15%
(c)
(Cost $7,075,626) $ 7,075,626
Investments, at value - 99.7% (Cost $317,514,835) $ 431,586,611
Other Assets & Liabilities, Net - 0.3% 1,502,964
Net Assets - 100.0% $ 433,089,575
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $340 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of March 31, 2024.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
3
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 29,516,312 $ – $ – $ 29,516,312
Chile 2,959,552 – – 2,959,552
China 1,730,872 – – 1,730,872
Colombia 712,811 – – 712,811
France 29,141,016 – – 29,141,016
Germany 25,366,466 – – 25,366,466
Ireland 12,088,714 – – 12,088,714
Italy 6,463,981 – – 6,463,981
Japan 33,212,981 – – 33,212,981
Netherlands 5,299,293 – – 5,299,293
Norway 14,969,330 – – 14,969,330
Puerto Rico 6,131,064 – – 6,131,064
Russia – – 340 340
Singapore 4,885,181 – – 4,885,181
South Korea 32,154,247 – – 32,154,247
Sweden 8,935,051 – – 8,935,051
Switzerland 10,436,429 – – 10,436,429
United Kingdom 26,881,934 – – 26,881,934
United States 173,606,074 – – 173,606,074
Warrants 19,337 – – 19,337
Money Market Fund 7,075,626 – – 7,075,626
Investments at Value $ 431,586,271 $ – $ 340 $ 431,586,611
Common Stock
Balance as of 12/31/23 $ 353
Change in Unrealized Appreciation/(Depreciation) (13)
Balance as of 3/31/24
$ 340
Net change in unrealized depreciation from
investments held as of 3/31/24 $ (13)